Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 number		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income	$ 637,374		$ 688,667		$ 700,832
Provision/(provision credit) for loan losses	55,000		78,000		44,000
Noninterest income	584,577		671,329		786,011
Noninterest expense	1,158,601		1,383,701		1,292,995
Income/(loss) before income taxes	8,350		(101,705)		149,848
Provision/(benefit) for income taxes	(32,169)		(85,262)		15,836
Income/(loss) from continuing operations	40,519		(16,443)		134,012
Income/(loss) from discontinued operations, net of tax	548	[1]	148	[1]	8,618	[1]
Net income/(loss)	41,067		(16,295)		142,630
Average assets	24,409,656		25,053,304		24,719,626
Depreciation and amortization	71,616		117,972		89,321
Expenditures for long-lived assets	41,463		21,862		35,408
Number of Operating Segments	4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	591,324		605,495		568,533
Provision/(provision credit) for loan losses	18,460		(898)		(61,505)
Noninterest income	247,719		253,455		267,057
Noninterest expense	531,387		569,511		566,496
Income/(loss) before income taxes	289,196		290,337		330,599
Provision/(benefit) for income taxes	104,135		105,514		121,747
Net income/(loss)	185,061		184,823		208,852
Average assets	12,876,805		12,657,687		11,477,672
Depreciation and amortization	19,244		24,571		21,097
Expenditures for long-lived assets	34,764		17,617		25,720
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	16,165		20,735		23,118
Noninterest income	268,435		334,992		355,758
Noninterest expense	232,839		263,385		321,121
Income/(loss) before income taxes	51,761		92,342		57,755
Provision/(benefit) for income taxes	19,451		34,890		21,901
Net income/(loss)	32,310		57,452		35,854
Average assets	2,255,768		2,297,065		2,227,912
Depreciation and amortization	5,528		5,353		5,006
Expenditures for long-lived assets	3,987		1,851		4,581
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(43,302)		(31,556)		(15,048)
Noninterest income	26,054		26,949		69,766
Noninterest expense	75,071		99,167		102,911
Income/(loss) before income taxes	(92,319)		(103,774)		(48,193)
Provision/(benefit) for income taxes	(63,299)		(79,131)		(54,541)
Net income/(loss)	(29,020)		(24,643)		6,348
Average assets	5,191,999		5,222,848		5,123,526
Depreciation and amortization	46,140		86,415		59,583
Expenditures for long-lived assets	1,050		2,327		1,126
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	73,187		93,993		124,229
Provision/(provision credit) for loan losses	36,540		78,898		105,505
Noninterest income	42,369		55,933		93,430
Noninterest expense	319,304		451,638		302,467
Income/(loss) before income taxes	(240,288)		(380,610)		(190,313)
Provision/(benefit) for income taxes	(92,456)		(146,535)		(73,271)
Income/(loss) from continuing operations	(147,832)		(234,075)		(117,042)
Income/(loss) from discontinued operations, net of tax	548		148		8,618
Net income/(loss)	(147,284)		(233,927)		(108,424)
Average assets	4,085,084		4,875,704		5,890,516
Depreciation and amortization	704		1,633		3,635
Expenditures for long-lived assets	$ 1,662		$ 67		$ 3,981

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.